CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (7,016)	$ (9,871)	$ 1,485
Other comprehensive income (loss):
Foreign currency translation adjustments	(2,077)	873	446
Total comprehensive income (loss)	$ (9,093)	$ (8,998)	$ 1,931